Deferred tax (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of Reconciliation of Net Deferred Tax Assets/(Liabilities)	Net deferred tax (liabilities)/assets comprise:

	Stock relief £m	Excess of capital allowances over depreciation £m	Tax losses £m	Undistributed earnings of associates and subsidiaries £m	Retirement benefits £m	Trademarks £m	Other temporary differences £m	Total £m
1 January 2023	30	(115)	210	(229)	38	(18,773)	1,093	(17,746)
Differences on exchange	2	26	1	12	1	798	(78)	762
(Charged)/credited to the income statement	(1)	72	153	(4)	(35)	5,384	8	5,577
Credited/(charged) relating to changes in tax rates	—	—	9	—	—	105	(8)	106
Credited/(charged) to other comprehensive income	—	—	—	—	35	—	(23)	12
Net reclassifications as held-for-sale	1	(4)	—	—	—	—	11	8
31 December 2023	32	(21)	373	(221)	39	(12,486)	1,003	(11,281)
1 January 2022	(4)	(151)	94	(221)	139	(16,779)	1,071	(15,851)
Differences on exchange	(8)	(20)	5	(8)	7	(2,109)	126	(2,007)
Credited/(charged) to the income statement	46	50	77	—	(18)	70	(51)	174
(Charged)/credited relating to changes in tax rates	—	(3)	34	—	(1)	45	(9)	66
Charged to other comprehensive income	—	—	—	—	(89)	—	(17)	(106)
Net reclassifications as held-for-sale	(4)	9	—	—	—	—	(27)	(22)
31 December 2022	30	(115)	210	(229)	38	(18,773)	1,093	(17,746)